UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Vista Capital Partners, Inc.
      9755 S.W. Barnes Road, Suite 595
      Portland, OR   97225


Form 13F File Number:  28-14437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Douglas E. Johanson
Title: Chief Compliance Officer
Phone: 503-772-9500

Signature, Place, and Date of Signing:

   Douglas E. Johanson        Portland, OR              January 9, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                         0
                                                  -----------------------

Form 13F Information Table Entry Total:                   34
                                                  -----------------------

Form 13F Information Table Value Total:             $202301 (x1000)
                                                  -----------------------


List of Other Included Managers:





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                            Vista Capital Partners, Inc.
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------

Analog Devices Inc                 COM       032654105       688     19224                  Sole                19224
Berkshire Hathaway Cl B            CLASS B   084670108       213      2790                  Sole                 2790
Cascade Corp                       COM       147195101       666     14125                  Sole                14125
Energizer Hldgs Inc                COM       29266R108       248      3203                  Sole                 3203
Exxon Mobil                        COM       30231G102       408      4819                  Sole                 4819
Intel Corp                         COM       458140100       701     28910                  Sole                28910
International Business Machs       COM       459200101       553      3006                  Sole                 3006
iShares Barclays 3-7 Yr TSY Bo     ETF       464288661      3352     27464                  Sole                27464
iShares Barclays Agg. Bond Ind     ETF       464287226       403      3657                  Sole                 3657
iShares Barclays TIP Bond Fund     ETF       464287176      2999     25703                  Sole                25703
iShares MSCI EAFE Index Fund       ETF       464287465       625     12626                  Sole                12626
iShares Russell 1000 Growth In     ETF       464287614       386      6680                  Sole                 6680
iShares Russell 1000 Value Ind     ETF       464287598       508      7995                  Sole                 7995
iShares Russell 2000               ETF       464287655       279      3785                  Sole                 3785
iShares Russell Microcap Index     ETF       464288869       288      6450                  Sole                 6450
McDonalds Corp                     COM       580135101       686      6841                  Sole                 6841
Microsoft Corp                     COM       594918104       653     25169                  Sole                25169
Northwest Ntual Gas Co             COM       667655104       342      7126                  Sole                 7126
Patterson Companies Inc            COM       703395103      1466     49645                  Sole                49645
Pepsico Inc                        COM       713448108       585      8810                  Sole                 8810
Schwab Strategic Tr Intrm Trm Tres ETF       808524854      3403     63577                  Sole                63577
Schwab Strategic Tr US Lcap Va     ETF       808524409       564     19812                  Sole                19812
Schwab Strategic Tr US Sml Cap     ETF       808524607       428     13037                  Sole                13037
Schwab Strategic Tr US TIPS        ETF       808524870      1244     22358                  Sole                22358
Spdr Index Shs Fds DJ Intl RL      ETF       78463X863       482     15153                  Sole                15153
Starbucks                          COM       855244109       528     11469                  Sole                11469
Yum Brands Inc                     COM       988498101       204      3456                  Sole                 3456
Vanguard Intl Equ Inex F MSCI Emer ETF       922042858       208      5443                  Sole                 5443
Vanguard Index Funds Small Cp      ETF       922908751     28249    405475                  Sole               405475
Vanguard Index Fds Growth ETF      ETF       922908736     41667    674656                  Sole               674656
Vanguard Index Fds REIT Etf        ETF       922908553     22692    391249                  Sole               391249
Vanguard Index Fds Stk Mrk ETF     ETF       922908769      6992    108737                  Sole               108737
Vanguard Index Fds Value ETF       ETF       922908744     72582    382770                  Sole               382770
Vanguard Intl Eq Ind F Glb EX US   ETF       922042676      7010    172229                  Sole               172229

Total $202301 (x 1000)

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